SUBSEQUENT EVENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Residential homes, net of accumulated depreciation		$ 12,502,435
Cash	366,696	2,134,510		8,504	5,763	599
Rents and other receivables	18,969	10,053			3,375
Escrow deposits and prepaid expenses	77,409	151,128			0
Deferred stock issuance costs	170,479	35,000			50,000
Total Assets	14,620,831	14,833,126			401,148
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	285,515	347,179			119,978
Security deposits		156,985
Total Liabilities	658,035	504,164			684,644
Stockholders' Equity
Common stock	87,861	87,861			8,350
Additional paid-in capital	15,953,180	15,953,180			349,513
Accumulated deficit	(2,078,245)	(1,712,079)			(641,359)
Total Stockholders' Equity	13,962,796	14,328,962			(283,496)	(17,191)
Total Liabilities and Stockholders' Equity	14,620,831	14,833,126			401,148
Scenario, Adjustment [Member]
ASSETS
Residential homes, net of accumulated depreciation		1,597,663	[1]
Cash		(1,541,371)	[1]
Rents and other receivables		0
Escrow deposits and prepaid expenses		3,662	[1]
Deferred stock issuance costs		0
Total Assets		59,954
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses		41,144	[1]
Security deposits		18,810	[1]
Total Liabilities		59,954
Stockholders' Equity
Common stock		0
Additional paid-in capital		0
Accumulated deficit		0
Total Stockholders' Equity		0
Total Liabilities and Stockholders' Equity		59,954
Pro Forma [Member]
ASSETS
Residential homes, net of accumulated depreciation		14,100,098
Cash		593,139
Rents and other receivables		10,053
Escrow deposits and prepaid expenses		154,790
Deferred stock issuance costs		35,000
Total Assets		14,893,080
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses		388,323
Security deposits		175,795
Total Liabilities		564,118
Stockholders' Equity
Common stock		87,861
Additional paid-in capital		15,953,180
Accumulated deficit		(1,712,079)
Total Stockholders' Equity		14,328,962
Total Liabilities and Stockholders' Equity		$ 14,893,080

[1]	Acquisition of 18 single family homes for cash, allocation of purchase price and recognition of liabilities assumed.